Financial Risk Management - Secured and Unsecured Consumer Loans (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 111,891,134	¥ 104,635,815
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances		113,143,827	105,953,699
Gross carrying amount [member] | Domestic [member]
Disclosure of credit risk exposure [line items]
Loans and advances		67,690,579	64,189,084
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of credit risk exposure [line items]
Loans and advances		15,886,487	15,506,486
Gross carrying amount [member] | Domestic [member] | Consumer [member] | Secured loans [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	[1]	11,386,978	11,311,593
Gross carrying amount [member] | Domestic [member] | Consumer [member] | Unsecured loans [Member]
Disclosure of credit risk exposure [line items]
Loans and advances		¥ 4,499,509	¥ 4,194,893

[1]	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥10,784,572 million and ¥10,676,967 million at March 31, 2023 and 2022, respectively.